Accounts Receivable - Schedule of Accounts Receivable and the Allowance for Doubtful Debt (Details) - Previously Reported [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts Receivable - Schedule of Accounts Receivable and the Allowance for Doubtful Debt (Details) [Line Items]
Accounts receivable	¥ 11,975	$ 1,640	¥ 15,785	¥ 1,617
Less: allowance for doubtful accounts	(1,601)	(219)	(37)
Accounts receivable and allowance for expected credit loss	¥ 10,374	$ 1,421	¥ 15,748	¥ 1,617